SHARE-BASED COMPENSATION PLAN - Restricted shares plan (Details) - Restricted shares	6 Months Ended
Jun. 30, 2023 EquityInstruments R$ / shares
SHARE-BASED COMPENSATION PLAN
Shares Granted	487,365
Restricted Shares Plan, 2020
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 51.70
Shares Granted	111,685
Restricted Shares Plan, 2021
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 53.81
Shares Granted	113,161
Restricted Shares Plan, 2022
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 52.00
Shares Granted	101,164
Restricted Shares Plan, 2023
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 49.58
Shares Granted	161,355